Submission	May 09, 2025
Submission [Line Items]
Central Index Key	0001465128
Registrant Name	STARWOOD PROPERTY TRUST, INC.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES